Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (4,601)	$ (4,876)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1	23
Reduction in the carrying amount of operating lease right of use asset	22	20
Share-based payments	92	251
Changes in fair value of short-term investment	(5)	3
Financial expenses (income), net	(41)	48
Change in prepaid expenses, and other current assets	(60)	(73)
Decrease in operating lease liability	(22)	(14)
Decrease (increase) in trade payables	(480)	534
Decrease in deferred revenues	(202)	(198)
Decrease in other accounts payable	(18)	(470)
Net cash used in operating activities	(5,314)	(4,752)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1)	(1)
Maturity (investment) in short term deposits, net	(1,000)	3,000
Net cash (provided by) used in investing activities	(1,001)	2,999
Cash flows from financing activities:
Proceeds from issuance of ordinary shares due to ATM, net of issuance costs		825
Proceeds from issuance of ordinary shares, net of issuance costs	3,772	2,548
Net cash provided by financing activities	3,772	3,373
Exchange differences on balances of cash and cash equivalents		9
Increase (decrease) in cash and cash equivalents	(2,543)	1,629
Cash and cash equivalents at the beginning of the period	5,528	4,825
Cash and cash equivalents at the end of the period	$ 2,985	$ 6,454